GENERAL (Tables)	12 Months Ended
Dec. 31, 2022
Magrab Naturtsen Ab [Member]
Schedule of Purchase Price Allocation
Components of Purchase Price:

Cash	$2,607
Contingent consideration	875
Less: Cash acquired	373
Net for allocation	3,109

Allocation of Purchase Price:

Net tangible assets (liabilities):
Trade receivables and other current assets, net	524
Property, plant and equipment, net	41
Inventories, net	1,233
ROU assets	446
Trade payables	(523)
Accrued expenses and other liabilities	(378)
Short-term lease liability	(22)
Long-term lease and other non-current liabilities	(424)
Total net tangible assets	897

Identifiable intangible assets:
Customer relationships (1)	1,789
Deferred tax liabilities	(369)
Total identifiable intangible assets acquired	1,420

Goodwill (2)	792

Total purchase price allocation	$3,109

(1)
Customer relationships represent the underlying relationships and agreements with Magrab's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 8 years, amortized using the straight-line method.

(2)	The goodwill is primarily attributable to expected synergies resulting from the acquisition.